Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (98,501)	$ (111,518)	$ (62,552)
Other comprehensive income, net of tax
Changes in post-employment and termination benefits	(1,216)	(567)	(888)
Foreign currency adjustments	(104)	(6,722)	3,811
Comprehensive loss	(99,821)	(118,807)	(59,629)
Comprehensive loss attributed to non-controlling interest	(30,747)	(35,601)	(32,017)
Comprehensive loss attributable to ordinary shareholders of Chijet Motor Company, Inc.	$ (69,074)	$ (83,206)	$ (27,612)